Earning (Loss) Per Share	12 Months Ended
Dec. 31, 2011
Earning (Loss) Per Share [Abstract]
Earning (Loss) Per Share
NOTE 12:-	EARNING (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net earnings (loss) per share:

	Year ended December 31,
	2009	2010	2011

Numerator for basic and diluted net earnings (loss) per share:

Net income (loss)	$(5,936)	$9,634	$21,337

Weighted average shares outstanding, net of treasury stock:

Denominator for basic net earnings (loss) per share	18,879,230	19,557,545	20,952,866
Effect of dilutive securities:
Employee stock options	*) -	2,176,093	1,935,198

Denominator for diluted net earnings (loss) per share	18,879,230	21,733,638	22,888,064

Basic net earnings (loss) per share	$(0.31)	$0.49	$1.02

Diluted net earnings (loss) per share	$(0.31)	$0.44	$0.93

*)	Antidilutive.